Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Provisions
Balance at beginning of year		R$ 11,776,490	R$ 11,409,677	R$ 11,127,444
Additions charged to income:
Interest expense and similar charges (Note 34)		275,836	287,576	404,171
Personnel Expenses (Note 41)		20,081	24,480	31,332
Additions to provisions		3,114,407	2,706,073	3,993,551
Payments to pensioners and early retirees with a charge to internal provisions		0	0	(47,682)
Payments to external funds		(127,357)	(2,074,873)	(354,534)
Amount used		(2,123,483)	(2,330,283)	(2,225,641)
Other Comprehensive Income		1,028,090	1,876,888	(1,202,450)
Transfer to other assets - actuarial assets (Note 16)		14,457	(153,595)
Transfers, exchange differences and other changes		8,394	30,547	(315,646)
Sale of companies		0	0	(868)	[1]
Balance at end of year		13,986,915	11,776,490	11,409,677
Pensions
Changes in Provisions
Balance at beginning of year	[2]	2,710,626	2,696,653	3,869,728
Additions charged to income:
Interest expense and similar charges (Note 34)	[2]	275,836	287,576	404,171
Personnel Expenses (Note 41)	[2]	20,081	24,480	31,332
Additions to provisions	[2]	1,723	60,309	(3,912)
Payments to pensioners and early retirees with a charge to internal provisions	[2]	0	0	(47,682)
Payments to external funds	[2]	(127,357)	(2,074,873)	(354,534)
Amount used	[2]	0	0	0
Other Comprehensive Income	[2]	1,028,090	1,876,888	(1,202,450)
Transfer to other assets - actuarial assets (Note 16)	[2]	14,457	(153,595)
Transfers, exchange differences and other changes	[2]	0	(6,812)	0
Sale of companies	[2]	0	0	0	[1]
Balance at end of year	[2]	3,923,456	2,710,626	2,696,653
Other Provisions
Changes in Provisions
Balance at beginning of year	[1]	9,065,864	8,713,024	7,257,716
Additions charged to income:
Interest expense and similar charges (Note 34)	[1]	0	0	0
Personnel Expenses (Note 41)	[1]	0	0	0
Additions to provisions	[1]	3,112,684	2,645,764	3,997,463
Payments to pensioners and early retirees with a charge to internal provisions	[1]	0	0	0
Payments to external funds	[1]	0	0	0
Amount used	[1]	(2,123,483)	(2,330,283)	(2,225,641)
Other Comprehensive Income	[1]	0	0	0
Transfer to other assets - actuarial assets (Note 16)	[1]	0	0
Transfers, exchange differences and other changes	[1]	8,394	37,359	(315,646)
Sale of companies	[1]	0	0	(868)
Balance at end of year	[1]	R$ 10,063,459	R$ 9,065,864	R$ 8,713,024

[1]	Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
[2]	For further information, see note 23. Provisions for pension funds and similar obligations.